Debt	6 Months Ended
Jun. 30, 2019
Debt
Debt

Note 9 – Debt

Changes in obligations related to the Company’s credit facilities were as follows:

	Corporate Revolver	FNBC Revolver	Corporate Term Loan	Total
Balance, as at January 1, 2018	$—	$—	$—	$—
Drawdowns	210.0	27.0	—	237.0
Repayment	—	(27.0)	—	(27.0)
Balance, as at December 31, 2018	$210.0	$—	$—	$210.0
Drawdowns	275.0	—	160.0	435.0
Repayment	(210.0)	—	—	(210.0)
Balance, as at June 30, 2019	$275.0	$—	$160.0	$435.0
Less: Debt issue costs	(2.8)	—	—	(2.8)
	$272.2	$—	$160.0	$432.2

(a)Corporate Revolver - $1.0 billion

The Company has a five-year $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). During the six months ended June 30, 2019, the Company paid down $50.0 million of the balance outstanding at December 31, 2018 and refinanced the remaining $160.0 million with the term loan described in Note 9(b). The Company also drew down $275.0 million to finance the acquisition of oil and gas royalties in the Marcellus, as referenced in Note 20.

On March 26, 2019, the Company amended its Corporate Revolver by extending the term from March 22, 2023 to March 22, 2024 and reducing the applicable margins and standby fee, depending on the Company’s leverage ratio.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.00% and 2.05% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

(b)Corporate Term Loan

On April 17, 2019, the Company entered into an unsecured, one-year term credit facility (the “Corporate Term Loan”) in the amount of $160.0 million to refinance amounts borrowed under the Corporate Revolver, as referenced in Note 9(a). The amount was drawn as a one-month LIBOR loan with interest payable at a rate of LIBOR plus 0.85%. The Term Loan matures on April 17, 2020, and is presented as a current liability on the consolidated statement of financial position.

(c) FNBC Revolver - $100.0 million

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), has an unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver provides for the availability over a one-year period of up to $100.0 million in borrowings. On March 19, 2019, the maturity date of the FNBC Revolver was extended by an additional year, to March 20, 2020.